Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2020	Sep. 30, 2019
Period-End Spot Rate [Member]
Exchange rate	1	1
Period-End Spot Rate [Member] | RMB [Member]
Exchange rate	6.8033	7.1383
Average Rate [Member]
Exchange rate	1	1
Average Rate [Member] | RMB [Member]
Exchange rate	7.0066	6.8767